Average Annual Total Returns - Victory RS Growth Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	27.86%	15.72%	14.50%	25.25%	13.19%	12.60%	18.29%	11.99%	11.58%	33.55%	16.13%	14.13%	34.87%	16.41%	14.49%	36.06%	17.42%	15.47%	38.49%	21.00%	17.21%